Derivative financial liability – current (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of derivative financial liability

	2023 £’000	2022 £’000	2021 £’000
Equity settled derivative financial liability
At 1 January	85	553	1,559
Warrants issued	4,562	–	–
Transfer to share premium on exercise of warrants	–	–	(70)
Gain recognised in finance (income)/expense within the consolidated statement of comprehensive income	(487)	(468)	(936)
At 31 December	4,160	85	553

Schedule of warrant exercise price

	ADS Warrants Number*	Original price per ADS*	New price per ADS	Equivalent Ordinary Shares (400 ordinary shares per ADS) Number
October 2019 warrants	375	$10,000	$320	150,000
May 2020 warrants	406	$3,280	$320	162,400

*

Number and original price of warrants have been adjusted to reflect the share consolidation and ratio change of ADS’s to ordinary shares that occurred on 2 March 2020 and 24 March 2023 and the ratio change of ADS’s to ordinary shares on 26 September 2022 and 5 July 2023.

Schedule of warrants outstanding

	At 1 January 2021	Lapsed	Exercised	At 31 December 2021	Lapsed	At 31 December 2022	Lapsed	Granted	At 31 December 2023
ADSs
December 2023 grant	–	–	–	–	–	–		6,000,126	6,000,126
May 2023 grant	–	–	–	–	–	–		276,689	276,689
May 2020 grant	876	–	(38)	838	–	838	–	–	838
October 19 grant	392	–	–	392	–	392	–	–	392
Ordinary Shares
DARA Warrants	231	(27)	–	204	(204)	–	–	–	–
DARA Options	138	–	–	138		138	(10)	–	128

*

*Number and original price of warrants have been adjusted to reflect the share consolidation and ratio change of ADS’s to ordinary shares that occurred on 2 March 2020 and 24 March 2023 and the ratio change of ADS’s to ordinary shares on 26 September 2022 and 5 July 2023.